UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-21396
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                  Excelsior Absolute Return Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                              225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2008
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Item 1.

                               PROXY VOTING RECORD
                  FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

During the period July 1, 2007 to June 30, 2008, Excelsior Absolute Return Fund of Funds, LLC did not vote any proxies.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title)* /s/ David R. Bailin
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                          David R. Bailin
                          Principal Executive Officer

Date August 29, 2008
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*Print the name and title of each signing officer under his or her signature.